PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		$ 17,736,005	$ 19,723,058
Accumulated depreciation		(8,246,138)	(8,992,789)
Net Book Value		9,489,867	10,730,269
Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		12,281,838	14,108,692
Accumulated depreciation		(4,946,720)	(5,784,742)
Net Book Value		7,335,118	8,323,950
Right of use [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		5,454,167	5,614,366
Accumulated depreciation		(3,299,418)	(3,208,047)
Net Book Value		2,154,749	2,406,319
Construction in progress [Member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		473,797	377,961
Accumulated depreciation
Net Book Value		473,797	377,961
Land [member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		43,276	42,979
Accumulated depreciation
Net Book Value		43,276	42,979
Buildings [Member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		121,972	123,836
Accumulated depreciation		(61,521)	(58,629)
Net Book Value		60,451	65,207
Plant and equipment [Member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		11,024,722	12,983,173
Accumulated depreciation		(4,462,706)	(5,292,429)
Net Book Value		6,562,016	7,690,744
Own aircraft [Member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value	[1],[2]	10,377,850	12,375,500
Accumulated depreciation	[1],[2]	(4,237,585)	(5,088,297)
Net Book Value	[1],[2]	6,140,265	7,287,203
Other [Member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		646,872	607,673
Accumulated depreciation		(225,121)	(204,132)
Net Book Value		421,751	403,541
Machinery [Member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		25,764	27,402
Accumulated depreciation		(23,501)	(23,986)
Net Book Value		2,263	3,416
Information technology equipment [Member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		146,986	147,754
Accumulated depreciation		(130,150)	(132,923)
Net Book Value		16,836	14,831
Fixed installations and accessories [Member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		147,402	154,414
Accumulated depreciation		(108,661)	(105,215)
Net Book Value		38,741	49,199
Motor vehicles [Member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		49,186	49,345
Accumulated depreciation		(44,423)	(44,140)
Net Book Value		4,763	5,205
Leasehold improvements [Member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		248,733	201,828
Accumulated depreciation		(115,758)	(127,420)
Net Book Value		132,975	74,408
Aircraft [Member] | Right of use [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		5,211,153	5,369,519
Accumulated depreciation		(3,109,411)	(3,031,477)
Net Book Value		2,101,742	2,338,042
Other assets [Member] | Right of use [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of property, plant and equipment [Line Items]
Gross Book Value		243,014	244,847
Accumulated depreciation		(190,007)	(176,570)
Net Book Value		$ 53,007	$ 68,277

[1]	As of December 31, 2020, due to Chapter 11, 29 aircraft lease contract were rejected, 19 were presented as to Property, plant and equipment, (2 A350, 11 A321, 1 A320, 1 A320N and 4 B787) and 10 were presented as right of use assets, (1 A319, 7 A320 and 2 B767). As of December 31, 2021, due to Chapter 11, 13 aircraft lease contract were rejected, 4 were presented as to Property, plant and equipment, (4 A350) and 9 were presented as right of use assets, (2 A320 and 7 A350).
[2]	As of December 31, 2020, eleven B767 aircraft were classified as non-current assets or groups of assets for disposal as held for sale.